Debt securities - Credit rating analysis (Details) - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
Financial investments
Debt securities	[1]	£ 175,356	£ 171,374
AAA
Financial investments
Debt securities		16,970	17,412
AA+ to AA-
Financial investments
Debt securities		42,707	44,400
A+ to A-
Financial investments
Debt securities		37,493	39,941
BBB+ to BBB-
Financial investments
Debt securities		42,551	37,927
Below BBB-
Financial investments
Debt securities		9,297	8,323
Other
Financial investments
Debt securities		26,338	23,371
Operating segments | Asia insurance operations | With-profits
Financial investments
Debt securities		27,204	24,432
Operating segments | Asia insurance operations | Unit-linked
Financial investments
Debt securities		3,981	3,507
Operating segments | Asia insurance operations | Non-linked shareholder-backed
Financial investments
Debt securities		14,583	13,043
Operating segments | Asia insurance operations | AAA | With-profits
Financial investments
Debt securities		2,873	2,504
Operating segments | Asia insurance operations | AAA | Unit-linked
Financial investments
Debt securities		817	528
Operating segments | Asia insurance operations | AAA | Non-linked shareholder-backed
Financial investments
Debt securities		1,034	990
Operating segments | Asia insurance operations | AA+ to AA- | With-profits
Financial investments
Debt securities		12,379	10,641
Operating segments | Asia insurance operations | AA+ to AA- | Unit-linked
Financial investments
Debt securities		100	103
Operating segments | Asia insurance operations | AA+ to AA- | Non-linked shareholder-backed
Financial investments
Debt securities		3,552	2,925
Operating segments | Asia insurance operations | A+ to A- | With-profits
Financial investments
Debt securities		4,142	3,846
Operating segments | Asia insurance operations | A+ to A- | Unit-linked
Financial investments
Debt securities		492	510
Operating segments | Asia insurance operations | A+ to A- | Non-linked shareholder-backed
Financial investments
Debt securities		3,717	3,226
Operating segments | Asia insurance operations | BBB+ to BBB- | With-profits
Financial investments
Debt securities		3,760	3,234
Operating segments | Asia insurance operations | BBB+ to BBB- | Unit-linked
Financial investments
Debt securities		1,431	1,429
Operating segments | Asia insurance operations | BBB+ to BBB- | Non-linked shareholder-backed
Financial investments
Debt securities		2,934	2,970
Operating segments | Asia insurance operations | Below BBB- | With-profits
Financial investments
Debt securities		1,747	1,810
Operating segments | Asia insurance operations | Below BBB- | Unit-linked
Financial investments
Debt securities		426	372
Operating segments | Asia insurance operations | Below BBB- | Non-linked shareholder-backed
Financial investments
Debt securities		2,202	1,879
Operating segments | Asia insurance operations | Other | With-profits
Financial investments
Debt securities		2,303	2,397
Operating segments | Asia insurance operations | Other | Unit-linked
Financial investments
Debt securities		715	565
Operating segments | Asia insurance operations | Other | Non-linked shareholder-backed
Financial investments
Debt securities		1,144	1,053
Operating segments | Asia asset management
Financial investments
Debt securities		71
Operating segments | Asia asset management | AAA
Financial investments
Debt securities		11
Operating segments | Asia asset management | A+ to A-
Financial investments
Debt securities		60
Operating segments | US
Financial investments
Debt securities		41,594	35,378
Operating segments | US | Non-linked shareholder-backed
Financial investments
Debt securities		41,594	35,378
Operating segments | US | AAA | Non-linked shareholder-backed
Financial investments
Debt securities		678	368
Operating segments | US | AA+ to AA- | Non-linked shareholder-backed
Financial investments
Debt securities		7,383	6,352
Operating segments | US | A+ to A- | Non-linked shareholder-backed
Financial investments
Debt securities		10,286	9,578
Operating segments | US | BBB+ to BBB- | Non-linked shareholder-backed
Financial investments
Debt securities		14,657	12,311
Operating segments | US | Below BBB- | Non-linked shareholder-backed
Financial investments
Debt securities		1,429	1,000
Operating segments | US | Other | Non-linked shareholder-backed
Financial investments
Debt securities		7,161	5,769
Operating segments | UK and Europe
Financial investments
Debt securities		85,956	92,707
Operating segments | UK and Europe | With-profits
Financial investments
Debt securities		53,798	50,661
Operating segments | UK and Europe | Unit-linked
Financial investments
Debt securities		10,512	6,711
Operating segments | UK and Europe | Non-linked shareholder-backed
Financial investments
Debt securities		21,646	35,335
Operating segments | UK and Europe | AAA | With-profits
Financial investments
Debt securities		6,890	6,492
Operating segments | UK and Europe | AAA | Unit-linked
Financial investments
Debt securities		1,041	670
Operating segments | UK and Europe | AAA | Non-linked shareholder-backed
Financial investments
Debt securities		3,007	5,118
Operating segments | UK and Europe | AA+ to AA- | With-profits
Financial investments
Debt securities		9,332	9,378
Operating segments | UK and Europe | AA+ to AA- | Unit-linked
Financial investments
Debt securities		2,459	2,732
Operating segments | UK and Europe | AA+ to AA- | Non-linked shareholder-backed
Financial investments
Debt securities		6,413	11,005
Operating segments | UK and Europe | A+ to A- | With-profits
Financial investments
Debt securities		11,779	11,666
Operating segments | UK and Europe | A+ to A- | Unit-linked
Financial investments
Debt securities		2,215	1,308
Operating segments | UK and Europe | A+ to A- | Non-linked shareholder-backed
Financial investments
Debt securities		4,651	9,625
Operating segments | UK and Europe | BBB+ to BBB- | With-profits
Financial investments
Debt securities		14,712	12,856
Operating segments | UK and Europe | BBB+ to BBB- | Unit-linked
Financial investments
Debt securities		3,501	1,793
Operating segments | UK and Europe | BBB+ to BBB- | Non-linked shareholder-backed
Financial investments
Debt securities		1,515	3,267
Operating segments | UK and Europe | Below BBB- | With-profits
Financial investments
Debt securities		2,891	2,877
Operating segments | UK and Europe | Below BBB- | Unit-linked
Financial investments
Debt securities		395	91
Operating segments | UK and Europe | Below BBB- | Non-linked shareholder-backed
Financial investments
Debt securities		158	258
Operating segments | UK and Europe | Other
Financial investments
Debt securities		14,997	13,571
Operating segments | UK and Europe | Other | With-profits
Financial investments
Debt securities		8,194	7,392
Operating segments | UK and Europe | Other | Unit-linked
Financial investments
Debt securities		901	117
Operating segments | UK and Europe | Other | Non-linked shareholder-backed
Financial investments
Debt securities		5,902	6,062
Unallocated to a segment (central or other operations)
Financial investments
Debt securities		1,967	2,307
Unallocated to a segment (central or other operations) | AAA
Financial investments
Debt securities		619	742
Unallocated to a segment (central or other operations) | AA+ to AA-
Financial investments
Debt securities		1,089	1,264
Unallocated to a segment (central or other operations) | A+ to A-
Financial investments
Debt securities		151	182
Unallocated to a segment (central or other operations) | BBB+ to BBB-
Financial investments
Debt securities		41	67
Unallocated to a segment (central or other operations) | Below BBB-
Financial investments
Debt securities		49	36
Unallocated to a segment (central or other operations) | Other
Financial investments
Debt securities		£ 18	£ 16

[1]	Included within equity securities and portfolio holdings in unit trusts, debt securities and other investments are £8,278 million (31 December 2017: £8,232 million) of lent securities and assets subject to repurchase agreements.